Long-term investments - Equity method investments, summary combined financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Financial position:
Current assets	¥ 2,831,327		¥ 3,328,321		$ 387,886
Non-current assets	939,804		978,903		128,753
Total assets	3,771,131		4,307,224		516,639
Current liabilities	5,125,222		4,252,228		702,151
Non-current liabilities	390,804		886,624		53,539
Total liabilities	5,516,026		5,138,852		755,690
Shareholders’ deficit	(1,759,660)		(918,579)		(241,074)
Liabilities and shareholders’ deficit	3,771,131		4,307,224		$ 516,639
Results of operations:
Total revenues	5,561,266	$ 761,891	4,699,673	¥ 3,561,994
Loss from operation	(882,239)	(120,865)	(917,742)	(1,628,221)
Net loss attributable to ECARX Holdings Inc.	(932,315)	$ (127,726)	(940,506)	(1,564,164)
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Financial position:
Current assets	1,043,993		878,519
Non-current assets	362,528		1,093,602
Total assets	1,406,521		1,972,121
Current liabilities	1,376,495		1,043,703
Non-current liabilities	1,170,600		1,146,673
Total liabilities	2,547,095		2,190,376
Shareholders’ deficit	(1,140,574)		(218,255)
Liabilities and shareholders’ deficit	1,406,521		1,972,121
Results of operations:
Total revenues	1,639,035		1,290,126	1,134,152
Loss from operation	(967,402)		(795,354)	(636,240)
Net loss attributable to ECARX Holdings Inc.	¥ (1,014,495)		¥ (839,052)	¥ (641,401)